Note 18 - Other Operating (Loss) Income	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
18	Other operating (loss)/ income

During the year ended
December 31, 2017
the Company wrote-off
$914
of accrued liabilities of vessels sold in
2009,
mainly relating to unearned revenue.

During the year ended
December 31, 2016
the Company wrote-off
$3,137
of accrued liabilities of vessels sold from
2006
to
2008,
mainly relating to
$2,043
of unearned revenue and
$1,094
of related brokerage commissions, as the time frame for the Company’s counterparties to claim these amounts had expired.